UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1: Report(s) to Shareholders.

Semiannual Report  |  September 30, 2016
Laudus Mondrian Funds™

Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Adviser
Charles Schwab Investment Management, Inc.
Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.
The industry/sector classification of certain funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the Six Months Ended September 30, 2016
Laudus Mondrian International Equity Fund[1]
Investor Shares (Ticker Symbol: LIEQX)	4.62%
Select Shares (Ticker Symbol: LIEFX)	4.59%
Institutional Shares (Ticker Symbol: LIEIX)	4.75%
MSCI EAFE Index® (Net)	4.88%
MSCI EAFE® Value Index (Net)	4.98%
Performance Details	pages 7-8

Laudus Mondrian Emerging Markets Fund[1]
Investor Shares (Ticker Symbol: LEMIX)	6.53%
Select Shares (Ticker Symbol: LEMSX)	6.68%
Institutional Shares (Ticker Symbol: LEMNX)	6.69%
MSCI Emerging Markets Index (Net)	9.75%
Performance Details	pages 9-10

Laudus Mondrian International Government Fixed Income Fund (Ticker Symbol: LIFNX)	3.32%
Citigroup Non-U.S. Dollar World Government Bond Index	4.66%
Performance Details	pages 11-12

Laudus Mondrian Global Government Fixed Income Fund (Ticker Symbol: LMGDX)	3.71% [2]
Custom Composite Index[3]	3.92%
Citigroup World Government Bond Index	3.72%
Performance Details	pages 13-14
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates. When interest rates rise, bond prices fall which may impact the value of a bond fund's shares.
Please see prospectus for further detail and investor eligibility requirements.
[1]	The fund's performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Overall, the six-month reporting period ended September 30, 2016, was one of moderate performances for both fixed income and stocks. For the period, the Laudus Mondrian Funds (the funds) all generated positive returns, although they underperformed their respective benchmarks. In particular, the Laudus Mondrian Emerging Markets Fund underperformed its benchmark primarily due to an underweight to the outperforming Chinese market, while overweights to the Mexican peso and British sterling held back the performance of Laudus Mondrian International Government Fixed Income Fund.
We believe that for many investors, maintaining a healthy mix of international stocks in a portfolio has been rewarding over longer periods of time. International stocks (as measured by the MSCI EAFE Index) have outperformed U.S.-based stocks in three of the past four decades. And in the one decade when U.S. stocks outperformed, individual stocks in many global sectors outperformed their domestic counterparts.1 Meanwhile, international bonds have historically maintained low correlations with U.S. bonds, providing investors with diversification benefits in their fixed-income portfolios. Part of this stems from the fact that even as globalization has increased, national and regional economies still maintain a certain degree of autonomy. We’ve seen and believe that the combination of international and domestic exposure, in both stocks and bonds, can help an investor benefit from whichever region is in favor at any given time, as well as avoid some of the risks tied to overconcentration in a portfolio.
At Charles Schwab Investment Management, we believe that certain active managers have the potential to take advantage of such disparities by identifying investment opportunities through extensive research and regional specialization. Mondrian Investment Partners Limited, subadviser for the funds, employs a combination of bottom-up security analysis, rigorous valuation, and top-down country and currency analysis to better identify value-oriented opportunities around the globe. For the Laudus Mondrian equity funds, Mondrian seeks to minimize volatility from extended market downturns while retaining the long-term return potential of foreign markets. For the Laudus Mondrian fixed-income funds, Mondrian seeks to identify bonds, primarily government-issued, that provide U.S. investors a high prospective real (inflation-adjusted) yield.

Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
[1]	Schwab Center for Financial Research, white paper titled “The case for a global perspective.”

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
From the President (continued)

“ Overall, the six-month reporting period ended September 30, 2016, was one of moderate performances for both fixed income and stocks.”
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus Mondrian Funds, please continue reading this report, or you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
The Investment Environment

Over the six-month reporting period ended September 30, 2016, both equity and fixed-income markets generated positive performance. The first half of the reporting period was marked by heightened volatility and uncertainty amid subdued global growth and the United Kingdom’s (U.K.) decision in June to leave the European Union (EU), also known as Brexit. Increased volatility resulted in a flight to quality for many investors, and contributed to the positive performance of many companies in traditionally defensive sectors. As the reporting period continued, however, market volatility subsided and many investors sought higher-yielding assets, benefiting the performances of companies in cyclical sectors, such as Industrials and Information Technology. Throughout the reporting period, negative interest rates in Japan and the eurozone contributed to historically low yields on many international government-backed securities, which increased the demand for comparatively higher-yielding U.S. Treasuries. In emerging markets, the stabilization of oil and commodity prices supported the returns of many of these countries, as did a relatively weaker U.S. dollar. For the six-month reporting period, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 4.88%, while the MSCI Emerging Markets Index (Net) returned 9.75%. In global fixed-income securities, the Citigroup Non-U.S. Dollar World Government Bond Index returned 4.66%.
The unexpected results of the June Brexit vote affected both fixed-income and equity markets. Immediately after the outcome of the Brexit referendum was announced, oil prices dropped by almost 5% and global equities sold off sharply, with bank stocks taking some of the largest hits. Additionally, the British pound depreciated by more than 7% versus the U.S. dollar, and volatility increased markedly. In fixed-income markets, the referendum results caused credit spreads to widen, particularly bank credit spreads in the U.K. and the eurozone, and a flight to quality resulted in falling yields and rising prices on U.S. Treasuries (bond prices and bond yields move in opposite directions). Despite the ensuing high levels of uncertainty and volatility, Brexit was primarily considered a political event that was not driven by liquidity or changes in underlying fundamentals, allowing many stock and bond markets to stabilize in the days and weeks that followed.
Over the reporting period, steps to normalize interest rates in the U.S. stalled amid inconsistent economic data and global growth concerns. The Federal Reserve (Fed) left short-term interest rates unchanged at each meeting during the six months, though markets continued to expect one rate hike by the end of 2016. At the last meeting of the reporting period in September, the Fed noted that although the case for a rate increase had strengthened, the committee had “…decided, for the time being, to wait for further evidence of continued progress toward its objectives.” The continued low interest rate environment supported the performances of U.S. and emerging market stocks, and also contributed to historically low yields on U.S. government bonds.
Meanwhile, many central banks outside the U.S. increased their accommodative monetary policy measures over the reporting period. The People’s Bank of China (PBOC) expanded its lending facilities, contributing to signs of stability and lessening concerns surrounding growth in China’s economy. In international developed markets, both the Bank of Japan (BOJ) and the European Central Bank (ECB) maintained negative interest rates and increased their bond purchase programs. However, these measures proved to be less effective than the central banks had hoped, and led both the BOJ and the ECB to consider additional stimulative moves at the end of the reporting period. Following the June Brexit vote, the Bank of England (BoE) announced its plan to take additional measures as required as markets adjusted. Less than two months later in early August, the BoE cut its benchmark rate and resumed quantitative easing, and also increased lending to consumers and companies.
U.S. bond yields remained low over the reporting period. Short-term interest rates, which are driven by Fed policy, were relatively stable over the six months. Longer-term rates, by comparison, are influenced more by inflation and economic growth expectations. Longer-term yields generally declined in the first four months of the reporting period, and then gradually rose over the remainder of the six months as some economic data measurements improved. Though U.S. bond yields remained historically low during the reporting period, negative interest rates and other accommodative monetary policies elsewhere resulted in even lower yields on many international government-backed securities. These low yields, in combination with a flight to safety for some investors, increased the relative appeal of U.S. Treasuries over the reporting period.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
The Investment Environment (continued)

During the reporting period, oil and commodity prices remained low but stabilized in the second half of the six months. Excess supply and declining demand kept a ceiling on oil prices. A relatively narrow trading range supported an overall rebound in the performance of many energy companies, oil-producing countries, and high-yield bonds. In the last week of the reporting period, the Organization of the Petroleum Exporting Countries proposed an agreement to limit output in order to raise oil prices, with details to be formalized at their next meeting in November. This announcement initially boosted oil prices, though the longer-term effects of an agreement were uncertain and skepticism surrounding the deal tempered optimism among many investors and banks.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian International Equity Fund
Performance and Fund Facts as of 09/30/16

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Class and Inception Date	6 Months	1 Year	5 Years	Since Inception
Investor Shares (6/16/08)	4.62%	7.78%	6.70%	-0.01%
Select Shares (6/16/08)	4.59%	8.11%	6.93%	0.22%
Institutional Shares (6/16/08)	4.75%	8.02%	7.02%	0.30%
MSCI EAFE Index® (Net)	4.88%	6.52%	7.39%	0.72%
MSCI EAFE® Value Index (Net)	4.98%	3.52%	5.99%	-0.18%
Fund Expense Ratios[2]: Investor Shares: Net 1.26%; Gross 1.41% / Select Shares: Net 1.03%; Gross 1.18% / Institutional Shares: Net 0.90%; Gross 1.05%

Fund Characteristics
Number of Companies[3]	40
Weighted Average Market Cap (millions)	$75,368
Price/Earnings Ratio (P/E)	19.04
Price/Book Ratio (P/B)	1.62
Portfolio Turnover (One year trailing)	27%
Fund Overview
	Investor Shares	Select Shares	Institutional Shares
Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$5.89	$5.93	$5.95
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2018. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian International Equity Fund
Performance and Fund Facts as of 09/30/16 (continued)

Sector Weightings % of Equities
Top Equity Holdings % of Net Assets1

Country Weightings % of Investments

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Emerging Markets Fund
Performance and Fund Facts as of 09/30/16

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Class and Inception Date	6 Months	1 Year	5 Years	Since Inception
Investor Shares (11/2/07)	6.53%	12.55%	0.63%	-1.87%
Select Shares (11/2/07)	6.68%	12.79%	0.95%	-1.58%
Institutional Shares (11/2/07)	6.69%	12.82%	1.03%	-1.52%
MSCI Emerging Markets Index (Net)	9.75%	16.78%	3.03%	-1.74%
Fund Expense Ratios[2]: Investor Shares: Net 1.60%; Gross 1.61% / Select Shares: Net 1.29%; Gross 1.30% / Institutional Shares: Net 1.20%; Gross 1.21%

Fund Characteristics
Number of Companies[3]	50
Weighted Average Market Cap (millions)	$43,740
Price/Earnings Ratio (P/E)	13.81
Price/Book Ratio (P/B)	1.58
Portfolio Turnover (One year trailing)	32%
Fund Overview
	Investor Shares	Select Shares	Institutional Shares
Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$7.50	$7.51	$7.50
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2018. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Emerging Markets Fund
Performance and Fund Facts as of 09/30/16 (continued)

Sector Weightings % of Equities
Top Equity Holdings % of Net Assets1

Country Weightings % of Investments

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian International Government Fixed Income Fund
Performance and Fund Facts as of 09/30/16

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Laudus Mondrian International Government Fixed Income Fund (11/2/07)	3.32%	11.19%	-0.95%	2.92%
Citigroup Non-U.S. Dollar World Government Bond Index	4.66%	12.61%	0.24%	3.10%
Fund Expense Ratio[3]: Net 0.75%; Gross 0.81%

Fund Characteristics
Number of Issues[4]	50
Weighted Average Maturity[5]	9.7 Yrs
Weighted Average Duration[5]	8.2 Yrs
Portfolio Turnover (One year trailing)	61%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$10.26
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.75% until at least 7/30/2018. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian International Government Fixed Income Fund
Performance and Fund Facts as of 09/30/16 (continued)

Sector Weightings % of Investments
Top Holdings % of Net Assets2

Country Weightings % of Investments3
Currency Weightings % of Investments4

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
[1]	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[2]	This list is not a recommendation of any security by the investment adviser or subadviser.
[3]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[4]	Includes forward foreign currency exchange contracts exposure, which may results in negative exposure to a particular currency.
[5]	Amount is less than 0.05%

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Global Government Fixed Income Fund
Performance and Fund Facts as of 09/30/16

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Laudus Mondrian Global Government Fixed Income Fund (7/10/12)	3.71% [2]	12.03%	0.71%	-0.82%
Custom Composite Index[3]	3.92%	10.60%	1.33%	0.24%
Citigroup World Government Bond Index	3.72%	9.71%	1.78%	0.90%
Fund Expense Ratios[4]: Net 0.85%; Gross 2.23%

Fund Characteristics
Number of Issues[5]	76
Weighted Average Maturity[6]	8.7 Yrs
Weighted Average Duration[6]	7.0 Yrs
Portfolio Turnover (One year trailing)	45%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	7/10/2012
Ticker Symbol	LMGDX
Cusip	51855Q119
NAV	$9.49
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.
[4]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.85% until at least 7/30/2018. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[5]	Short-term investments are not included.
[6]	See Glossary for definitions of maturity and duration.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Global Government Fixed Income Fund
Performance and Fund Facts as of 09/30/16 (continued)

Sector Weightings % of Investments
Top Holdings % of Net Assets1

Country Weightings % of Investments2
Currency Weightings % of Investments3

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exchange contracts exposure, which may results in negative exposure to a particular currency.
[4]	Amount is less than 0.05%

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2016 and held through September 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 4/1/16	Ending Account Value (Net of Expenses) at 9/30/16	Expenses Paid During Period[2] 4/1/16-9/30/16
Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.23%	$1,000.00	$1,046.20	$6.31
Hypothetical 5% Return	1.23%	$1,000.00	$1,018.93	$6.23
Select Shares
Actual Return	1.02%	$1,000.00	$1,045.90	$5.23
Hypothetical 5% Return	1.02%	$1,000.00	$1,019.99	$5.17
Institutional Shares
Actual Return	0.90%	$1,000.00	$1,047.50	$4.62
Hypothetical 5% Return	0.90%	$1,000.00	$1,020.59	$4.56
Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.59%	$1,000.00	$1,065.30	$8.23
Hypothetical 5% Return	1.59%	$1,000.00	$1,017.13	$8.04
Select Shares
Actual Return	1.28%	$1,000.00	$1,066.80	$6.63
Hypothetical 5% Return	1.28%	$1,000.00	$1,018.68	$6.48
Institutional Shares
Actual Return	1.20%	$1,000.00	$1,066.90	$6.22
Hypothetical 5% Return	1.20%	$1,000.00	$1,019.08	$6.07
Laudus Mondrian International Government Fixed Income Fund
Actual Return	0.75%	$1,000.00	$1,033.20	$3.82
Hypothetical 5% Return	0.75%	$1,000.00	$1,021.34	$3.80
Laudus Mondrian Global Government Fixed Income Fund
Actual Return	0.85%	$1,000.00	$1,036.00	$4.34
Hypothetical 5% Return	0.85%	$1,000.00	$1,020.84	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian International Equity Fund
Financial Statements
Financial Highlights
Investor Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$5.63	$6.45	$8.76	$7.43	$7.19	$7.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.12	0.16	0.29	0.21	0.26
Net realized and unrealized gains (losses)	0.14	(0.59)	(0.31)	1.25	0.26	(0.45)
Total from investment operations	0.26	(0.47)	(0.15)	1.54	0.47	(0.19)
Less distributions:
Distributions from net investment income	—	(0.13)	(0.88)	(0.21)	(0.22)	(0.30)
Distributions from net realized gains	—	(0.22)	(1.28)	—	(0.01)	(0.05)
Total distributions	—	(0.35)	(2.16)	(0.21)	(0.23)	(0.35)
Net asset value at end of period	$5.89	$5.63	$6.45	$8.76	$7.43	$7.19
Total return	4.62% [2]	(7.20%)	(0.02%)	20.86%	6.79%	(2.02%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.23% [3]	1.26%	1.17%	1.27%	1.40%	1.40%
Gross operating expenses	1.33% [3]	1.42%	1.33%	1.29%	1.51%	1.63%
Net investment income (loss)	4.21% [3]	1.99%	2.08%	3.56%	3.03%	3.49%
Portfolio turnover rate	4% [2]	29%	36% [4]	25%	29%	35%
Net assets, end of period (x 1,000)	$7,172	$5,187	$3,486	$1,185	$926	$1,048

Select Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$5.67	$6.48	$8.79	$7.45	$7.20	$7.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.13	0.20	0.37	0.24	0.26
Net realized and unrealized gains (losses)	0.13	(0.58)	(0.35)	1.19	0.26	(0.44)
Total from investment operations	0.26	(0.45)	(0.15)	1.56	0.50	(0.18)
Less distributions:
Distributions from net investment income	—	(0.14)	(0.88)	(0.22)	(0.24)	(0.32)
Distributions from net realized gains	—	(0.22)	(1.28)	—	(0.01)	(0.05)
Total distributions	—	(0.36)	(2.16)	(0.22)	(0.25)	(0.37)
Net asset value at end of period	$5.93	$5.67	$6.48	$8.79	$7.45	$7.20
Total return	4.59% [2]	(6.84%)	0.04%	21.17%	7.18%	(1.82%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.02% [3]	1.04%	1.08% [5]	1.07%	1.12%	1.12%
Gross operating expenses	1.12% [3]	1.19%	1.23%	1.08%	1.26%	1.40%
Net investment income (loss)	4.43% [3]	2.14%	2.56%	4.53%	3.37%	3.51%
Portfolio turnover rate	4% [2]	29%	36% [4]	25%	29%	35%
Net assets, end of period (x 1,000)	$7,068	$4,465	$2,981	$2,238	$768	$938
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for non-recurring proxy costs).
4
Portfolio turnover excludes the impact of investment activity from a merger with another fund.
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Financial Highlights continued
Institutional Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$5.68	$6.50	$8.81	$7.46	$7.22	$7.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.16	0.27	0.35	0.23	0.29
Net realized and unrealized gains (losses)	0.13	(0.61)	(0.41)	1.22	0.27	(0.46)
Total from investment operations	0.27	(0.45)	(0.14)	1.57	0.50	(0.17)
Less distributions:
Distributions from net investment income	—	(0.15)	(0.89)	(0.22)	(0.25)	(0.32)
Distributions from net realized gains	—	(0.22)	(1.28)	—	(0.01)	(0.05)
Total distributions	—	(0.37)	(2.17)	(0.22)	(0.26)	(0.37)
Net asset value at end of period	$5.95	$5.68	$6.50	$8.81	$7.46	$7.22
Total return	4.75% [2]	(6.88%)	0.11%	21.31%	7.10%	(1.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.90% [3]	0.91% [4]	1.01% [5]	1.05%	1.05%	1.05%
Gross operating expenses	1.00% [3]	1.06%	1.07%	1.07%	1.11%	1.23%
Net investment income (loss)	4.66% [3]	2.53%	3.28%	4.24%	3.22%	3.92%
Portfolio turnover rate	4% [2]	29%	36% [6]	25%	29%	35%
Net assets, end of period (x 1,000)	$134,955	$110,873	$91,981	$162,366	$127,709	$119,049

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for non-recurring proxy costs).
4
The ratio of net operating expenses would have been 0.90%, if certain non-routine expenses had not been incurred.
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio.
6
Portfolio turnover excludes the impact of investment activity from a merger with another fund.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Portfolio Holdings as of September 30, 2016 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	136,284,918	146,724,665
1.1%	Other Investment Company	1,690,233	1,690,233
99.5%	Total Investments	137,975,151	148,414,898
0.5%	Other Assets and Liabilities, Net		780,267
100.0%	Net Assets		149,195,165

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 1.6%
Insurance 1.6%
QBE Insurance Group Ltd.	327,792	2,345,517

China 2.1%
Telecommunication Services 2.1%
China Mobile Ltd.	251,000	3,083,375

France 5.6%
Capital Goods 2.4%
Compagnie de Saint-Gobain	83,015	3,592,056
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi	63,321	4,821,951
		8,414,007

Germany 11.3%
Automobiles & Components 2.2%
Daimler AG — Reg'd	46,428	3,274,455
Insurance 2.0%
Allianz SE — Reg'd	20,398	3,031,348
Software & Services 3.7%
SAP SE	60,529	5,535,516
Telecommunication Services 2.1%
Deutsche Telekom AG — Reg'd	183,882	3,089,309
Utilities 1.3%
RWE AG *	108,325	1,870,719
		16,801,347

Italy 3.0%
Energy 2.8%
Eni S.p.A.	293,318	4,226,795
Utilities 0.2%
Enel S.p.A.	47,848	213,245
		4,440,040

Japan 16.1%
Automobiles & Components 3.6%
Honda Motor Co., Ltd.	176,000	5,079,409
Sumitomo Electric Industries Ltd.	17,000	240,324
		5,319,733
Security	Number of Shares	Value ($)
Capital Goods 1.6%
Mitsubishi Electric Corp.	190,000	2,435,174
Household & Personal Products 0.7%
Kao Corp.	17,800	1,006,377
Insurance 3.1%
Tokio Marine Holdings, Inc.	119,000	4,563,648
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Takeda Pharmaceutical Co., Ltd.	110,400	5,291,428
Technology Hardware & Equipment 2.5%
Canon, Inc.	130,200	3,780,012
Telecommunication Services 1.1%
NTT DOCOMO, Inc.	64,500	1,638,493
		24,034,865

Netherlands 3.0%
Food & Staples Retailing 3.0%
Koninklijke Ahold Delhaize N.V.	196,507	4,475,631

Singapore 5.2%
Banks 2.9%
United Overseas Bank Ltd.	311,297	4,318,869
Telecommunication Services 2.3%
Singapore Telecommunications Ltd.	1,178,100	3,445,662
		7,764,531

Spain 6.5%
Banks 1.0%
Banco Santander S.A.	354,565	1,572,972
Telecommunication Services 2.4%
Telefonica S.A.	348,276	3,522,129
Utilities 3.1%
Iberdrola S.A.	671,147	4,563,397
		9,658,498

Sweden 3.0%
Telecommunication Services 3.0%
Telia Co. AB	1,007,490	4,512,630

Switzerland 16.2%
Capital Goods 4.0%
ABB Ltd. — Reg'd *	263,438	5,937,355
Food, Beverage & Tobacco 2.9%
Nestle S.A. — Reg'd	55,069	4,348,472
Insurance 3.0%
Zurich Insurance Group AG *	17,609	4,541,255
Materials 3.7%
Syngenta AG — Reg'd	12,493	5,471,215
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Novartis AG — Reg'd	48,566	3,832,843
		24,131,140

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Taiwan 3.0%
Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	764,154	4,491,805

United Kingdom 21.8%
Banks 2.6%
Lloyds Banking Group plc	5,428,781	3,835,511
Energy 6.6%
BP plc	847,438	4,939,491
Royal Dutch Shell plc, A Shares (a)	2,539	63,360
Royal Dutch Shell plc, A Shares (a)	4,001	99,536
Royal Dutch Shell plc, B Shares	182,653	4,735,402
		9,837,789
Food & Staples Retailing 2.8%
Tesco plc *	1,751,437	4,148,191
Household & Personal Products 2.8%
Unilever plc	88,775	4,200,840
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	252,787	5,383,990
Retailing 1.1%
Kingfisher plc	355,015	1,732,140
Utilities 2.3%
National Grid plc	243,069	3,432,818
		32,571,279
Total Common Stock
(Cost $136,284,918)		146,724,665
Security	Number of Shares	Value ($)
Other Investment Company 1.1% of net assets

United States 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (b)	1,690,233	1,690,233
Total Other Investment Company
(Cost $1,690,233)		1,690,233

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $141,130,670 and the unrealized appreciation and depreciation were $15,600,537 and ($8,316,309), respectively, with a net unrealized appreciation of $7,284,228.
At 09/30/16, the values of certain foreign securities held by the fund aggregating $146,724,665 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	The rate shown is the 7-day yield.

Reg'd —	Registered

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$146,724,665	$—	$146,724,665
Other Investment Company[1]	1,690,233	—	—	1,690,233
Total	$1,690,233	$146,724,665	$—	$148,414,898
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Statement of Assets and Liabilities

As of September 30, 2016; unaudited
Assets
Investments, at value (cost $137,975,151)		$148,414,898
Foreign currency, at value (cost $97,298)		97,066
Receivables:
Investments sold		166,123
Fund shares sold		890,658
Dividends		280,146
Foreign tax reclaims		274,983
Prepaid expenses	+	30,908
Total assets		150,154,782
Liabilities
Payables:
Investments bought		695,030
Fund shares redeemed		91,145
Investment adviser fees		82,762
Distribution and shareholder services fees		1,456
Accrued expenses	+	89,224
Total liabilities		959,617
Net Assets
Total assets		150,154,782
Total liabilities	–	959,617
Net assets		$149,195,165
Net Assets by Source
Capital received from investors		138,938,959
Net investment income not yet distributed		3,428,597
Net realized capital losses		(3,599,079)
Net unrealized capital appreciation		10,426,688

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,172,099		1,217,516		$5.89
Select Shares	$7,068,081		1,191,674		$5.93
Institutional Shares	$134,954,985		22,668,762		$5.95

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Statement of Operations

For the period April 1, 2016 through September 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $318,603)		$3,709,784
Expenses
Investment adviser fees		501,241
Transfer agent fees		41,978
Professional fees		37,797*
Custodian fees		30,889
Registration fees		25,783
Accounting and administration fees		13,849
Distribution and shareholder services fees (Investor Shares)		7,552
Independent trustees' fees		6,854
Shareholder reports		5,235
Interest expense		75
Proxy fees		49
Sub-accounting and sub-transfer agent fees:
Investor Shares		2,453
Select Shares		3,148
Other expenses	+	5,369
Total expenses		682,272
Expense reduction by adviser	–	67,423
Net expenses	–	614,849
Net investment income		3,094,935
Realized and Unrealized Gains (Losses)
Net realized gains on investments		334,546
Net realized gains on foreign currency transactions	+	89,116
Net realized gains		423,662
Net change in unrealized appreciation (depreciation) on investments		2,688,671
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,122)
Net change in unrealized appreciation (depreciation)	+	2,685,549
Net realized and unrealized gains		3,109,211
Increase in net assets resulting from operations		$6,204,146
*	Includes professional fees of $8,812 associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 and 4 for additional information.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/16-9/30/16		4/1/15-3/31/16
Net investment income		$3,094,935	$2,647,333
Net realized gains (losses)		423,662	(1,230,047)
Net change in unrealized appreciation (depreciation)	+	2,685,549	(8,523,533)
Increase (decrease) in net assets from operations		6,204,146	(7,106,247)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	(110,750)
Select Shares		—	(96,876)
Institutional Shares	+	—	(2,254,767)
Total distributions from net investment income		—	(2,462,393)
Distributions from net realized gains
Investor Shares		—	(181,863)
Select Shares		—	(148,581)
Institutional Shares	+	—	(3,300,543)
Total distributions from net realized gains		—	(3,630,987)
Total distributions		$—	($6,093,380)

Transactions in Fund Shares
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		500,886	$2,878,122	543,636	$3,390,344
Select Shares		612,715	3,571,784	890,456	5,274,509
Institutional Shares	+	4,047,819	23,487,100	8,502,777	50,178,920
Total shares sold		5,161,420	$29,937,006	9,936,869	$58,843,773
Shares Reinvested
Investor Shares		—	$—	49,697	$276,317
Select Shares		—	—	42,104	234,938
Institutional Shares	+	—	—	849,088	4,754,894
Total shares reinvested		—	$—	940,889	$5,266,149
Shares Redeemed
Investor Shares		(204,016)	($1,165,080)	(213,159)	($1,280,378)
Select Shares		(208,909)	(1,182,776)	(604,700)	(3,413,755)
Institutional Shares	+	(881,933)	(5,123,082)	(3,996,629)	(24,139,801)
Total shares redeemed		(1,294,858)	($7,470,938)	(4,814,488)	($28,833,934)
Net transactions in fund shares		3,866,562	$22,466,068	6,063,270	$35,275,988
Shares Outstanding and Net Assets
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,211,390	$120,524,951	15,148,120	$98,448,590
Total increase	+	3,866,562	28,670,214	6,063,270	22,076,361
End of period		25,077,952	$149,195,165	21,211,390	$120,524,951
Net investment income not yet distributed			$3,428,597		$333,662

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Financial Statements
Financial Highlights
Investor Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$7.04	$8.18	$8.69	$9.84	$9.48	$9.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.11	0.14	0.11	0.12	0.16
Net realized and unrealized gains (losses)	0.37	(1.19)	(0.45)	(1.18)	0.42	(0.20)
Total from investment operations	0.46	(1.08)	(0.31)	(1.07)	0.54	(0.04)
Less distributions:
Distributions from net investment income	—	(0.06)	(0.20)	(0.08)	(0.18)	(0.08)
Distributions from net realized gains	—	—	—	(0.00) [2]	—	(0.07)
Total distributions	—	(0.06)	(0.20)	(0.08)	(0.18)	(0.15)
Net asset value at end of period	$7.50	$7.04	$8.18	$8.69	$9.84	$9.48
Total return	6.53% [3]	(13.21%)	(3.46%)	(10.89%)	5.79%	(0.19%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.59% [4]	1.59%	1.71% [5]	1.80%	1.80%	1.80%
Gross operating expenses	1.62% [4]	1.61%	1.77%	1.86%	1.89%	1.90%
Net investment income (loss)	2.62% [4]	1.48%	1.56%	1.25%	1.33%	1.74%
Portfolio turnover rate	16% [3]	28%	30% [6]	69%	59%	43%
Net assets, end of period (x 1,000)	$3,234	$3,299	$5,426	$7,499	$11,716	$9,639

Select Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$7.04	$8.18	$8.70	$9.85	$9.49	$9.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.13	0.17	0.13	0.12	0.18
Net realized and unrealized gains (losses)	0.36	(1.19)	(0.46)	(1.17)	0.45	(0.19)
Total from investment operations	0.47	(1.06)	(0.29)	(1.04)	0.57	(0.01)
Less distributions:
Distributions from net investment income	—	(0.08)	(0.23)	(0.11)	(0.21)	(0.11)
Distributions from net realized gains	—	—	—	(0.00) [2]	—	(0.07)
Total distributions	—	(0.08)	(0.23)	(0.11)	(0.21)	(0.18)
Net asset value at end of period	$7.51	$7.04	$8.18	$8.70	$9.85	$9.49
Total return	6.68% [3]	(12.88%)	(3.26%)	(10.57%)	6.15%	0.15%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.28% [4]	1.29%	1.45% [5]	1.52%	1.52%	1.52%
Gross operating expenses	1.31% [4]	1.30%	1.51%	1.59%	1.66%	1.66%
Net investment income (loss)	2.92% [4]	1.82%	1.92%	1.47%	1.24%	1.94%
Portfolio turnover rate	16% [3]	28%	30% [6]	69%	59%	43%
Net assets, end of period (x 1,000)	$5,116	$5,888	$10,446	$15,849	$18,340	$5,993
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized (except for non-recurring proxy costs).
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio.
6
Portfolio turnover excludes the impact of investment activity from a merger with another fund.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Financial Highlights continued
Institutional Shares	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$7.03	$8.18	$8.69	$9.85	$9.49	$9.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.14	0.12	0.14	0.16	0.19
Net realized and unrealized gains (losses)	0.36	(1.20)	(0.39)	(1.19)	0.42	(0.19)
Total from investment operations	0.47	(1.06)	(0.27)	(1.05)	0.58	—
Less distributions:
Distributions from net investment income	—	(0.09)	(0.24)	(0.11)	(0.22)	(0.12)
Distributions from net realized gains	—	—	—	(0.00) [2]	—	(0.07)
Total distributions	—	(0.09)	(0.24)	(0.11)	(0.22)	(0.19)
Net asset value at end of period	$7.50	$7.03	$8.18	$8.69	$9.85	$9.49
Total return	6.69% [3]	(12.87%)	(3.03%)	(10.62%)	6.21%	0.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20% [4]	1.20%	1.29% [5]	1.45%	1.45%	1.45%
Gross operating expenses	1.23% [4]	1.21%	1.31%	1.52%	1.49%	1.50%
Net investment income (loss)	3.00% [4]	1.87%	1.42%	1.55%	1.70%	2.07%
Portfolio turnover rate	16% [3]	28%	30% [6]	69%	59%	43%
Net assets, end of period (x 1,000)	$401,700	$406,462	$559,347	$121,795	$141,536	$148,187

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized (except for non-recurring proxy costs).
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio.
6
Portfolio turnover excludes the impact of investment activity from a merger with another fund.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings as of September 30, 2016 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
96.4%	Common Stock	412,026,212	395,447,568
1.9%	Preferred Stock	7,984,024	7,611,326
0.5%	Other Investment Company	2,192,509	2,192,509
98.8%	Total Investments	422,202,745	405,251,403
1.2%	Other Assets and Liabilities, Net		4,798,822
100.0%	Net Assets		410,050,225

Security	Number of Shares	Value ($)
Common Stock 96.4% of net assets

Brazil 4.2%
Food, Beverage & Tobacco 1.1%
Ambev S.A. ADR	693,100	4,220,979
Software & Services 1.7%
Cielo S.A.	708,730	7,084,794
Transportation 1.4%
CCR S.A.	1,108,600	5,774,544
		17,080,317

China 14.7%
Capital Goods 1.8%
Beijing Enterprises Holdings Ltd.	1,436,000	7,328,280
Consumer Durables & Apparel 1.2%
Belle International Holdings Ltd.	7,406,848	5,128,342
Food, Beverage & Tobacco 3.6%
Want Want China Holdings Ltd.	5,825,000	3,625,107
WH Group Ltd.	13,537,500	10,941,584
		14,566,691
Household & Personal Products 1.4%
Hengan International Group Co., Ltd.	710,500	5,929,280
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSPC Pharmaceutical Group Ltd.	416,000	417,658
Telecommunication Services 3.7%
China Mobile Ltd.	1,219,500	14,980,781
Utilities 2.9%
China Resources Power Holdings Co., Ltd.	6,949,291	12,080,900
		60,431,932

Hong Kong 1.5%
Consumer Services 1.5%
Sands China Ltd.	1,352,800	5,929,491

India 12.8%
Automobiles & Components 2.9%
Bajaj Auto Ltd.	283,175	12,043,789
Banks 3.4%
Axis Bank Ltd.	681,352	5,557,024
Housing Development Finance Corp., Ltd.	400,500	8,400,488
		13,957,512
Security	Number of Shares	Value ($)
Capital Goods 1.4%
Larsen & Toubro Ltd.	257,586	5,556,791
Energy 2.4%
Cairn India Ltd.	3,258,575	9,843,396
Software & Services 2.7%
HCL Technologies Ltd.	559,802	6,735,071
Infosys Ltd.	259,920	4,042,337
Infosys Ltd. ADR	28,200	444,996
		11,222,404
		52,623,892

Indonesia 2.9%
Banks 2.9%
PT Bank Mandiri (Persero) Tbk	5,156,800	4,449,402
PT Bank Rakyat Indonesia (Persero) Tbk	7,957,700	7,467,005
		11,916,407

Kazakhstan 0.7%
Energy 0.7%
KazMunaiGas Exploration Production JSC GDR *	396,864	3,036,010

Malaysia 5.8%
Banks 2.1%
AMMB Holdings Berhad (b)	8,708,700	8,619,429
Consumer Services 1.6%
Genting Malaysia Berhad	6,064,200	6,675,989
Utilities 2.1%
Tenaga Nasional Berhad	2,476,600	8,563,748
		23,859,166

Mexico 4.1%
Banks 1.1%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	491,773	4,327,603
Real Estate 3.0%
Fibra Uno Administracion S.A. de C.V.	6,845,200	12,504,389
		16,831,992

Peru 1.9%
Banks 1.9%
Credicorp Ltd.	50,568	7,697,461

Philippines 1.8%
Telecommunication Services 1.8%
PLDT, Inc. ADR	210,973	7,525,407

Qatar 2.3%
Banks 2.3%
Qatar National Bank SAQ	215,786	9,232,439

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Republic of Korea 11.6%
Automobiles & Components 3.2%
Hyundai Mobis Co., Ltd.	52,637	13,209,584
Technology Hardware & Equipment 4.9%
Samsung Electronics Co., Ltd.	13,650	19,884,801
Telecommunication Services 3.5%
SK Telecom Co., Ltd.	69,765	14,304,657
		47,399,042

Russia 2.5%
Energy 2.5%
Gazprom PJSC ADR	1,397,623	5,911,945
Lukoil PJSC ADR	91,163	4,442,373
		10,354,318

South Africa 5.3%
Real Estate 1.9%
Growthpoint Properties Ltd.	4,138,141	7,624,035
Retailing 2.1%
Woolworths Holdings Ltd.	1,539,390	8,691,591
Telecommunication Services 1.3%
MTN Group Ltd.	632,436	5,421,772
		21,737,398

Switzerland 1.1%
Consumer Durables & Apparel 1.1%
Cie Financiere Richemont S.A.	762,846	4,632,217

Taiwan 14.6%
Banks 2.4%
Mega Financial Holding Co., Ltd.	14,135,153	9,971,029
Semiconductors & Semiconductor Equipment 7.0%
MediaTek, Inc.	1,101,000	8,453,383
Taiwan Semiconductor Manufacturing Co., Ltd.	3,409,719	20,042,810
		28,496,193
Technology Hardware & Equipment 2.3%
Asustek Computer, Inc.	1,077,000	9,627,214
Telecommunication Services 2.9%
Taiwan Mobile Co., Ltd.	3,283,000	11,804,060
		59,898,496

Thailand 1.6%
Banks 1.6%
Kasikornbank PCL NVDR	1,182,500	6,420,661

Turkey 1.2%
Telecommunication Services 1.2%
Turk Telekomunikasyon A/S	2,500,120	4,724,479

United Arab Emirates 2.0%
Real Estate 2.0%
Emaar Malls PJSC (b)	11,262,620	8,320,776

Security	Number of Shares	Value ($)
United Kingdom 2.0%
Household & Personal Products 2.0%
Unilever plc	174,608	8,262,465

United States 1.8%
Health Care Equipment & Services 1.8%
Abbott Laboratories	178,132	7,533,202
Total Common Stock
(Cost $412,026,212)		395,447,568

Preferred Stock 1.9% of net assets

Brazil 1.9%
Materials 1.9%
Suzano Papel e Celulose S.A.	2,364,200	7,611,326
Total Preferred Stock
(Cost $7,984,024)		7,611,326

Other Investment Company 0.5% of net assets

United States 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	2,192,509	2,192,509
Total Other Investment Company
(Cost $2,192,509)		2,192,509

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $437,262,285 and the unrealized appreciation and depreciation were $20,864,727 and ($52,875,609), respectively, with a net unrealized depreciation of ($32,010,882).
At 09/30/16, the values of certain foreign securities held by the fund aggregating $316,380,117 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Illiquid security. At the period end, the value of these amounted to $16,940,205 or 4.1% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$248,905,803	$—	$248,905,803
Brazil [1]	17,080,317	—	—	17,080,317
India [1]	—	41,401,488	—	41,401,488
Software & Services	444,996	10,777,408	—	11,222,404
Kazakhstan [1]	3,036,010	—	—	3,036,010
Malaysia [1]	—	15,295,418	—	15,295,418
Utilities	8,563,748	—	—	8,563,748
Mexico [1]	16,831,992	—	—	16,831,992
Peru [1]	7,697,461	—	—	7,697,461
Philippines [1]	7,525,407	—	—	7,525,407
Russia [1]	10,354,318	—	—	10,354,318
United States[1]	7,533,202	—	—	7,533,202
Preferred Stock
Brazil [1]	7,611,326	—	—	7,611,326
Other Investment Company[1]	2,192,509	—	—	2,192,509
Total	$88,871,286	$316,380,117	$—	$405,251,403
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,466,239 from Level 2 to Level 1 for the period ended September 30, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Statement of Assets and Liabilities

As of September 30, 2016; unaudited
Assets
Investments, at value (cost $422,202,745)		$405,251,403
Foreign currency, at value (cost $3,496,767)		3,498,909
Receivables:
Investments sold		1,873,478
Dividends		348,008
Fund shares sold		73,356
Foreign tax reclaims		28,234
Prepaid expenses	+	39,375
Total assets		411,112,763
Liabilities
Payables:
Investments bought		475,688
Investment adviser fees		336,341
Fund shares redeemed		19,082
Foreign capital gains tax		5,604
Distribution and shareholder services fees		672
Accrued expenses	+	225,151
Total liabilities		1,062,538
Net Assets
Total assets		411,112,763
Total liabilities	–	1,062,538
Net assets		$410,050,225
Net Assets by Source
Capital received from investors		525,408,943
Net investment income not yet distributed		7,072,274
Net realized capital losses		(105,477,568)
Net unrealized capital depreciation		(16,953,424)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,234,375		431,368		$7.50
Select Shares	$5,115,636		681,418		$7.51
Institutional Shares	$401,700,214		53,557,538		$7.50

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian Emerging Markets Fund
Statement of Operations

For the period April 1, 2016 through September 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $967,466)		$8,729,516
Expenses
Investment adviser fees		2,077,845
Custodian fees		300,420
Transfer agent fees		40,450
Professional fees		32,069
Accounting and administration fees		32,021
Registration fees		25,698
Independent trustees' fees		9,890
Shareholder reports		8,103
Distribution and shareholder services fees (Investor Shares)		4,069
Interest expense		1,215
Proxy fees		231
Sub-accounting and sub-transfer agent fees:
Investor Shares		2,322
Select Shares		2,320
Other expenses	+	23,927
Total expenses		2,560,580
Expense reduction by adviser	–	57,160
Net expenses	–	2,503,420
Net investment income		6,226,096
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(12,196,744)
Net realized losses on foreign currency transactions	+	(47,720)
Net realized losses		(12,244,464)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($270,190))		32,451,073
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(55,402)
Net change in unrealized appreciation (depreciation)	+	32,395,671
Net realized and unrealized gains		20,151,207
Increase in net assets resulting from operations		$26,377,303

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian Emerging Markets Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/16-9/30/16		4/1/15-3/31/16
Net investment income		$6,226,096	$8,767,830
Net realized losses		(12,244,464)	(65,327,921)
Net change in unrealized appreciation (depreciation)	+	32,395,671	(14,792,601)
Increase (decrease) in net assets from operations		26,377,303	(71,352,692)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	(29,408)
Select Shares		—	(74,419)
Institutional Shares	+	—	(5,425,809)
Total distributions from net investment income		$—	($5,529,636)

Transactions in Fund Shares
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		21,009	$149,632	65,801	$483,685
Select Shares		14,316	101,434	107,904	822,947
Institutional Shares	+	2,593,840	19,084,747	8,572,939	59,514,635
Total shares sold		2,629,165	$19,335,813	8,746,644	$60,821,267
Shares Reinvested
Investor Shares		—	$—	4,485	$29,155
Select Shares		—	—	11,320	73,468
Institutional Shares	+	—	—	811,531	5,258,720
Total shares reinvested		—	$—	827,336	$5,361,343
Shares Redeemed
Investor Shares		(58,165)	($416,983)	(265,059)	($1,924,472)
Select Shares		(169,246)	(1,246,513)	(559,375)	(4,050,008)
Institutional Shares	+	(6,850,169)	(49,648,626)	(19,963,395)	(142,895,727)
Total shares redeemed		(7,077,580)	($51,312,122)	(20,787,829)	($148,870,207)
Net transactions in fund shares		(4,448,415)	($31,976,309)	(11,213,849)	($82,687,597)
Shares Outstanding and Net Assets
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,118,739	$415,649,231	70,332,588	$575,219,156
Total decrease	+	(4,448,415)	(5,599,006)	(11,213,849)	(159,569,925)
End of period		54,670,324	$410,050,225	59,118,739	$415,649,231
Net investment income not yet distributed			$7,072,274		$846,178

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian International Government Fixed Income Fund
Financial Statements
Financial Highlights
	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$9.93	$9.45	$10.89	$11.01	$11.61	$11.86
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.11 [1]	0.15 [1]	0.16 [1]	0.15	0.20
Net realized and unrealized gains (losses)	0.28	0.56	(1.14)	(0.21)	(0.53)	0.09
Total from investment operations	0.33	0.67	(0.99)	(0.05)	(0.38)	0.29
Less distributions:
Distributions from net investment income	—	—	—	—	(0.15)	(0.46)
Distributions from net realized gains	—	(0.19)	(0.45)	(0.07)	(0.07)	(0.08)
Total distributions	—	(0.19)	(0.45)	(0.07)	(0.22)	(0.54)
Net asset value at end of period	$10.26	$9.93	$9.45	$10.89	$11.01	$11.61
Total return	3.32% [2]	7.27%	(9.37%)	(0.49%)	(3.41%)	2.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.75% [3]	0.75%	0.74%	0.69%	0.69%	0.71%
Gross operating expenses	0.80% [3]	0.81%	0.76%	0.69%	0.69%	0.71%
Net investment income (loss)	0.92% [3]	1.21%	1.39%	1.48%	1.27%	1.51%
Portfolio turnover rate	30% [2]	31%	50%	52%	44%	68%
Net assets, end of period (x 1,000)	$166,340	$119,938	$187,388	$652,647	$741,235	$881,405

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for non-recurring proxy costs).

Laudus Mondrian Funds  |  Semiannual Report
See financial notes

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
87.1%	Government Bonds	139,637,347	144,826,413
10.1%	Supranational	16,960,477	16,860,393
4.1%	Other Investment Company	6,822,303	6,822,303
101.3%	Total Investments	163,420,127	168,509,109
(1.3%)	Other Assets and Liabilities, Net		(2,169,566)
100.0%	Net Assets		166,339,543

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 87.1% of net assets

Austria 3.8%
Austria Government Bond
6.25%, 07/15/27 (EUR)	3,370,000	6,319,978

Canada 4.1%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	2,540,000	3,224,049
Canadian Government Bond
1.25%, 02/01/18 (CAD)	2,000,000	1,539,281
0.75%, 09/01/21 (CAD)	500,000	383,933
1.50%, 06/01/26 (CAD)	1,000,000	798,392
3.50%, 12/01/45 (CAD)	750,000	812,626
		6,758,281

Finland 4.1%
Finland Government Bond
3.50%, 04/15/21 (EUR)	5,150,000	6,853,490

France 6.0%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (b)	3,250,000	3,724,367
5.75%, 10/25/32 (EUR)	1,925,000	3,919,220
3.25%, 05/25/45 (EUR)	1,330,000	2,342,468
		9,986,055

Japan 24.1%
Japan Government Five Year Bond
0.10%, 06/20/21 (JPY)	225,000,000	2,255,279
Japan Government Ten Year Bond
1.10%, 06/20/20 (JPY)	499,500,000	5,176,673
0.60%, 03/20/24 (JPY)	416,000,000	4,355,268
0.10%, 06/20/26 (JPY)	400,000,000	4,021,865
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	575,200,000	7,822,867
1.70%, 03/20/44 (JPY)	366,400,000	4,797,313
0.30%, 06/20/46 (JPY)	120,000,000	1,132,506
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	520,000,000	6,204,756
0.20%, 06/20/36 (JPY)	450,000,000	4,309,474
		40,076,001

Malaysia 3.0%
Malaysia Government Bond
3.65%, 10/31/19 (MYR)	1,450,000	357,383
4.05%, 09/30/21 (MYR)	5,500,000	1,377,298
4.18%, 07/15/24 (MYR)	12,000,000	3,020,297
4.25%, 05/31/35 (MYR)	670,000	164,918
		4,919,896

Mexico 4.7%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	72,485,000	3,855,265
7.50%, 06/03/27 (MXN)	20,500,000	1,171,709
7.75%, 11/23/34 (MXN)	48,780,000	2,863,156
		7,890,130

Netherlands 4.6%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	4,173,490	7,606,737

New Zealand 4.5%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	1,441,000	1,100,277
5.00%, 03/15/19 (NZD)	879,000	687,375
5.50%, 04/15/23 (NZD)	4,845,000	4,273,006
4.50%, 04/15/27 (NZD)	1,709,000	1,503,663
		7,564,321

Poland 4.7%
Poland Government Bond
4.75%, 04/25/17 (PLN)	1,740,000	463,269
5.50%, 10/25/19 (PLN)	6,340,000	1,833,906
1.50%, 04/25/20 (PLN)	3,500,000	898,272
2.50%, 07/25/26 (PLN)	4,750,000	1,200,262
5.75%, 04/25/29 (PLN)	10,400,000	3,452,977
		7,848,686

Spain 11.4%
Spain Government Bond
1.40%, 01/31/20 (EUR)	6,450,000	7,601,414
1.60%, 04/30/25 (EUR)	7,250,000	8,744,932
4.20%, 01/31/37 (EUR)	1,613,000	2,614,890
		18,961,236

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Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Sweden 4.8%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	27,285,000	3,304,478
5.00%, 12/01/20 (SEK)	28,500,000	4,099,940
3.50%, 06/01/22 (SEK)	4,000,000	569,702
		7,974,120

United Kingdom 7.3%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	835,000	1,268,838
2.75%, 09/07/24 (GBP)	890,000	1,351,422
4.25%, 12/07/27 (GBP)	2,150,000	3,789,189
4.50%, 09/07/34 (GBP)	1,252,000	2,454,989
4.25%, 09/07/39 (GBP)	1,600,000	3,203,044
		12,067,482
Total Government Bonds
(Cost $139,637,347)		144,826,413

Supranational* 10.1% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	460,000,000	5,773,069
European Investment Bank
1.40%, 06/20/17 (JPY)	490,000,000	4,900,536
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	620,000,000	6,186,788
Total Supranational
(Cost $16,960,477)		16,860,393
Security	Number of Shares	Value ($)
Other Investment Company 4.1% of net assets

United States 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	6,822,303	6,822,303
Total Other Investment Company
(Cost $6,822,303)		6,822,303

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $164,687,557 and the unrealized appreciation and depreciation were $8,000,583 and ($4,179,031), respectively, with a net unrealized appreciation of $3,821,552.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The rate shown is the 7-day yield.
(b)	Zero Coupon Bond.

CAD —	Canadian dollar
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar

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Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

In addition to the above, the fund held the following at 09/30/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
10/04/2016	Deutsche Bank AG	EUR	1,335,559	USD	1,500,299	1,936
10/28/2016	State Street Bank & Trust Co.	GBP	291,000	USD	377,367	(534)
10/28/2016	State Street Bank & Trust Co.	GBP	2,130,500	USD	2,762,820	(83,836)
10/28/2016	State Street Bank & Trust Co.	GBP	299,500	USD	388,390	(1,267)
10/28/2016	State Street Bank & Trust Co.	GBP	3,774,500	USD	4,894,750	(66,366)
10/28/2016	State Street Bank & Trust Co.	JPY	83,805,000	USD	827,254	(1,989)
10/28/2016	State Street Bank & Trust Co.	JPY	45,239,500	USD	446,567	3,025
10/28/2016	State Street Bank & Trust Co.	JPY	35,536,000	USD	350,782	7,130
10/28/2016	State Street Bank & Trust Co.	JPY	35,573,500	USD	351,152	6,847
10/28/2016	State Street Bank & Trust Co.	JPY	37,831,500	USD	373,441	10,723
10/28/2016	State Street Bank & Trust Co.	JPY	292,375,000	USD	2,886,085	108,394
10/28/2016	State Street Bank & Trust Co.	NZD	116,500	USD	84,746	(200)
10/28/2016	State Street Bank & Trust Co.	USD	342,354	GBP	264,000	1,161
10/28/2016	State Street Bank & Trust Co.	USD	325,495	GBP	251,000	7,530
10/28/2016	State Street Bank & Trust Co.	USD	478,885	JPY	48,513,500	1,634
10/28/2016	State Street Bank & Trust Co.	USD	541,276	JPY	54,834,000	7,881
10/28/2016	State Street Bank & Trust Co.	USD	484,388	JPY	49,071,000	6,452
10/28/2016	State Street Bank & Trust Co.	USD	3,175,088	JPY	321,652,500	(3,236)
10/28/2016	State Street Bank & Trust Co.	USD	555,644	JPY	56,289,500	(20,157)
10/28/2016	State Street Bank & Trust Co.	USD	7,624,558	NZD	10,481,500	(280,171)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(295,043)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$144,826,413	$—	$144,826,413
Supranational	—	16,860,393	—	16,860,393
Other Investment Company[1]	6,822,303	—	—	6,822,303
Total	$6,822,303	$161,686,806	$—	$168,509,109
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$162,713	$—	$162,713
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($457,756)	$—	($457,756)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

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Laudus Mondrian International Government Fixed Income Fund
Statement of Assets and Liabilities

As of September 30, 2016; unaudited
Assets
Investments, at value (cost $163,420,127)		$168,509,109
Foreign currency, at value (cost $142,685)		138,032
Receivables:
Fund shares sold		3,140,503
Interest		1,609,282
Dividends		421
Unrealized appreciation on forward foreign currency exchange contracts		162,713
Prepaid expenses	+	15,134
Total assets		173,575,194
Liabilities
Payables:
Investments bought		6,574,237
Investment adviser fees		77,126
Fund shares redeemed		19,549
Independent trustees' fees		42
Unrealized depreciation on forward foreign currency exchange contracts		457,756
Accrued expenses	+	106,941
Total liabilities		7,235,651
Net Assets
Total assets		173,575,194
Total liabilities	–	7,235,651
Net assets		$166,339,543
Net Assets by Source
Capital received from investors		163,844,016
Net investment loss		(2,523,377)
Net realized capital gains		230,614
Net unrealized capital appreciation		4,788,290

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$166,339,543		16,209,317		$10.26

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Laudus Mondrian International Government Fixed Income Fund
Statement of Operations

For the period April 1, 2016 through September 30, 2016; unaudited
Investment Income
Dividends		$3,499
Interest	+	1,213,162
Total investment income		1,216,661
Expenses
Investment adviser fees		436,573
Transfer agent fees		43,413
Professional fees		35,035
Custodian fees		23,917
Accounting and administration fees		11,173
Registration fees		10,933
Shareholder reports		9,904
Independent trustees' fees		7,108
Interest expense		138
Proxy fees		71
Other expenses	+	2,633
Total expenses		580,898
Expense reduction by adviser	–	34,973
Net expenses	–	545,925
Net investment income		670,736
Realized and Unrealized Gains (Losses)
Net realized gains on investments		122,923
Net realized gains on foreign currency transactions	+	19,402
Net realized gains		142,325
Net change in unrealized appreciation (depreciation) on investments		3,914,771
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(278,675)
Net change in unrealized appreciation (depreciation)	+	3,636,096
Net realized and unrealized gains		3,778,421
Increase in net assets resulting from operations		$4,449,157

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Laudus Mondrian International Government Fixed Income Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/16-9/30/16		4/1/15-3/31/16
Net investment income		$670,736	$1,753,040
Net realized gains (losses)		142,325	(11,732,258)
Net change in unrealized appreciation (depreciation)	+	3,636,096	17,935,563
Increase in net assets from operations		4,449,157	7,956,345
Distributions to Shareholders
Distributions from net realized gains		$—	($2,596,705)

Transactions in Fund Shares
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,478,222	$65,864,353	2,097,487	$19,711,390
Shares reinvested		—	—	203,273	1,843,682
Shares redeemed	+	(2,347,090)	(23,912,058)	(10,046,401)	(94,364,938)
Net transactions in fund shares		4,131,132	$41,952,295	(7,745,641)	($72,809,866)
Shares Outstanding and Net Assets
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,078,185	$119,938,091	19,823,826	$187,388,317
Total increase or decrease	+	4,131,132	46,401,452	(7,745,641)	(67,450,226)
End of period		16,209,317	$166,339,543	12,078,185	$119,938,091
Net investment loss			($2,523,377)		($3,194,113)

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Laudus Mondrian Global Government Fixed Income Fund
Financial Statements
Financial Highlights
	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	7/10/12 [1]– 3/31/13
Per-Share Data
Net asset value at beginning of period	$9.16	$8.71	$9.30	$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11 [2]	0.19 [2]	0.17 [2]	0.13 [2]	0.11
Net realized and unrealized gains (losses)	0.22	0.26	(0.76)	(0.38)	(0.40)
Total from investment operations	0.33	0.45	(0.59)	(0.25)	(0.29)
Less distributions:
Distributions from net investment income	—	—	—	(0.03)	(0.09)
Distributions from net realized gains	—	—	—	(0.03)	(0.01)
Total distributions	—	—	—	(0.06)	(0.10)
Net asset value at end of period	$9.49	$9.16	$8.71	$9.30	$9.61
Total return	3.60% [3]	5.17%	(6.34%)	(2.60%)	(2.95%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.85% [4]	0.86% [5]	0.85%	0.85%	0.22% [6],[7]
Gross operating expenses	2.62% [4]	2.24%	1.76%	1.74%	1.28% [6]
Net investment income (loss)	2.31% [4]	2.22%	1.80%	1.40%	1.56% [6]
Portfolio turnover rate	34% [3]	42%	62%	42%	73% [3]
Net assets, end of period (x 1,000)	$9,184	$9,279	$13,394	$18,575	$29,074

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized (except for non-recurring proxy costs).
5
The ratio of net operating expenses would have been 0.85% if certain non-routine expenses had not been incurred.
6
Annualized.
7
Effective July 11, 2012 through January 10, 2013, the net operating expense limitation was 0.00%. The ratio presented for the period ended 3/31/13 is a blended ratio.

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Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
67.4%	Government Bonds	6,110,160	6,192,559
29.6%	U.S. Government Securities	2,622,501	2,719,061
2.1%	Other Investment Company	197,193	197,193
1.3%	Short-Term Investments	115,905	115,905
100.4%	Total Investments	9,045,759	9,224,718
(0.4%)	Other Assets and Liabilities, Net		(41,196)
100.0%	Net Assets		9,183,522

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 67.4% of net assets

Brazil 4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	70,000	21,395
10.00%, 01/01/21 (BRL)	330,000	97,034
10.00%, 01/01/23 (BRL)	550,000	158,668
10.00%, 01/01/25 (BRL)	330,000	93,907
		371,004

Colombia 2.3%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	107,000,000	39,720
Colombian TES
5.00%, 11/21/18 (COP)	168,000,000	56,953
10.00%, 07/24/24 (COP)	3,000,000	1,239
6.00%, 04/28/28 (COP)	350,000,000	111,716
		209,628

France 5.1%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (b)	117,100	134,192
3.00%, 04/25/22 (EUR)	13,100	17,538
0.50%, 05/25/25 (EUR)	237,000	278,462
4.75%, 04/25/35 (EUR)	21,400	41,382
		471,574

Indonesia 1.7%
Indonesia Treasury Bond
8.25%, 07/15/21 (IDR)	300,000,000	24,313
5.63%, 05/15/23 (IDR)	900,000,000	64,434
8.38%, 03/15/24 (IDR)	30,000,000	2,493
8.38%, 03/15/34 (IDR)	800,000,000	66,999
		158,239

Japan 18.5%
Japan Government Five Year Bond
0.10%, 06/20/21 (JPY)	15,500,000	155,364
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	11,400,000	113,463
1.40%, 03/20/18 (JPY)	11,450,000	115,750
0.80%, 09/20/20 (JPY)	34,400,000	353,653
0.60%, 03/20/24 (JPY)	27,000,000	282,674
0.10%, 06/20/26 (JPY)	13,600,000	136,743
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	27,500,000	360,060
Japan Government Twenty Year Bond
0.20%, 06/20/36 (JPY)	18,650,000	178,604
		1,696,311

Malaysia 6.1%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	410,000	99,976
3.76%, 03/15/19 (MYR)	120,000	29,622
3.62%, 11/30/21 (MYR)	130,000	31,982
3.42%, 08/15/22 (MYR)	120,000	28,953
3.80%, 09/30/22 (MYR)	100,000	24,629
3.80%, 08/17/23 (MYR)	210,000	51,857
4.18%, 07/15/24 (MYR)	432,000	108,731
3.96%, 09/15/25 (MYR)	732,000	180,699
		556,449

Mexico 6.9%
Mexico Government Bond
4.75%, 06/14/18 (MXN)	1,000,000	51,131
6.50%, 06/10/21 (MXN)	4,254,000	226,258
8.00%, 12/07/23 (MXN)	3,030,000	175,923
7.50%, 06/03/27 (MXN)	1,120,000	64,015
10.00%, 11/20/36 (MXN)	1,665,000	119,935
		637,262

New Zealand 2.9%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	71,000	54,212
5.50%, 04/15/23 (NZD)	243,000	214,312
		268,524

Peru 1.5%
Peru Government Bond
7.84%, 08/12/20 (PEN)	209,000	68,816
6.95%, 08/12/31 (PEN)	60,000	19,329
6.90%, 08/12/37 (PEN)	160,000	51,254
		139,399

Poland 6.5%
Poland Government Bond
4.75%, 04/25/17 (PLN)	536,000	142,708
2.50%, 07/25/18 (PLN)	370,000	98,221
5.25%, 10/25/20 (PLN)	170,000	49,792

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Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
2.00%, 04/25/21 (PLN)	150,000	38,907
5.75%, 09/23/22 (PLN)	240,000	74,312
2.50%, 07/25/26 (PLN)	270,000	68,226
5.75%, 04/25/29 (PLN)	372,000	123,510
		595,676

South Africa 2.9%
South Africa Government Bond
7.75%, 02/28/23 (ZAR)	900,000	63,720
10.50%, 12/21/26 (ZAR)	750,000	61,350
8.25%, 03/31/32 (ZAR)	500,000	33,755
6.25%, 03/31/36 (ZAR)	1,960,000	104,460
		263,285

Spain 5.4%
Spain Government Bond
5.85%, 01/31/22 (EUR)	137,000	200,730
1.60%, 04/30/25 (EUR)	142,000	171,280
4.20%, 01/31/37 (EUR)	77,000	124,827
		496,837

Turkey 1.5%
Turkey Government Bond
10.50%, 01/15/20 (TRY)	100,000	35,038
10.70%, 02/17/21 (TRY)	110,000	38,863
7.10%, 03/08/23 (TRY)	110,000	32,784
8.00%, 03/12/25 (TRY)	90,000	27,527
		134,212

United Kingdom 2.1%
United Kingdom Gilt
2.75%, 09/07/24 (GBP)	26,000	39,480
4.25%, 12/07/27 (GBP)	27,050	47,673
4.50%, 09/07/34 (GBP)	31,600	61,963
4.25%, 09/07/39 (GBP)	22,500	45,043
		194,159
Total Government Bonds
(Cost $6,110,160)		6,192,559

U.S. Government Securities 29.6% of net assets

United States 29.6%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	305,000	372,213
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/20 (USD)	179,267	182,818
0.63%, 01/15/26 (USD)	100,959	106,238
3.38%, 04/15/32 (USD)	33,787	49,638
U.S. Treasury Notes
1.25%, 04/30/19 (USD)	90,000	90,935
3.63%, 08/15/19 (USD)	330,000	355,678
2.13%, 08/31/20 (USD)	187,000	194,593
3.63%, 02/15/21 (USD)	494,300	546,945
2.13%, 08/15/21 (USD)	167,400	174,841
2.50%, 08/15/23 (USD)	47,100	50,468
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
2.50%, 05/15/24 (USD)	453,600	487,487
1.63%, 02/15/26 (USD)	107,000	107,207
Total U.S. Government Securities
(Cost $2,622,501)		2,719,061
Security	Number of Shares	Value ($)
Other Investment Company 2.1% of net assets

United States 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	197,193	197,193
Total Other Investment Company
(Cost $197,193)		197,193
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Short-Term Investments 1.3% of net assets

United States 1.3%
U.S. Treasury Bills
0.00%, 11/17/16 (USD) (c)	40,000	39,992
(0.01%), 12/31/16 (USD) (c)	75,800	75,913
Total Short-Term Investments
(Cost $115,905)		115,905

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $9,200,872 and the unrealized appreciation and depreciation were $348,369 and ($324,523), respectively, with a net unrealized appreciation of $23,846.
(a)	The rate shown is the 7-day yield.
(b)	Zero Coupon Bond.
(c)	The rate shown is the purchase yield.

BRL —	Brazilian real
CAD —	Canadian dollar
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
IDR —	Indonesian rupiah
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

In addition to the above, the fund held the following at 09/30/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
10/28/2016	State Street Bank & Trust Co.	CAD	177,500	USD	135,321	713
10/28/2016	Barclays Capital, Inc.	CLP	49,721,500	USD	75,459	147
10/28/2016	Barclays Capital, Inc.	CNY	315,500	USD	47,261	83
10/28/2016	State Street Bank & Trust Co.	EUR	725,000	USD	815,336	14,903
10/28/2016	State Street Bank & Trust Co.	GBP	149,500	USD	193,871	(2,629)
10/28/2016	State Street Bank & Trust Co.	GBP	169,500	USD	219,807	(6,583)
10/28/2016	State Street Bank & Trust Co.	SEK	3,483,000	USD	406,491	1,983
10/28/2016	State Street Bank & Trust Co.	USD	182,748	EUR	162,500	1,267
10/28/2016	State Street Bank & Trust Co.	USD	270,604	NZD	372,000	(9,944)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(60)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$6,192,559	$—	$6,192,559
U.S. Government Securities[1]	—	2,719,061	—	2,719,061
Other Investment Company[1]	197,193	—	—	197,193
Short-Term Investments[1]	—	115,905	—	115,905
Total	$197,193	$9,027,525	$—	$9,224,718
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$19,096	$—	$19,096
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($19,156)	$—	($19,156)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian Global Government Fixed Income Fund
Statement of Assets and Liabilities

As of September 30, 2016; unaudited
Assets
Investments, at value (cost $9,045,759)		$9,224,718
Foreign currency, at value (cost $15,384)		15,444
Receivables:
Interest		79,056
Due from investment adviser		6,987
Dividends		34
Unrealized appreciation on forward foreign currency exchange contracts		19,096
Prepaid expenses	+	12,042
Total assets		9,357,377
Liabilities
Payables:
Investments bought		76,094
Foreign capital gains tax		2,936
Independent trustees' fees		33
Unrealized depreciation on forward foreign currency exchange contracts		19,156
Accrued expenses and other liabilities	+	75,636
Total liabilities		173,855
Net Assets
Total assets		9,357,377
Total liabilities	–	173,855
Net assets		$9,183,522
Net Assets by Source
Capital received from investors		9,682,394
Net investment loss		(592,564)
Net realized capital losses		(82,410)
Net unrealized capital appreciation		176,102

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,183,522		967,231		$9.49

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian Global Government Fixed Income Fund
Statement of Operations

For the period April 1, 2016 through September 30, 2016; unaudited
Investment Income
Dividends		$172
Interest (net of foreign withholding taxes of $1,903)	+	147,200
Total investment income		147,372
Expenses
Investment adviser fees		31,643
Professional fees		31,548
Accounting and administration fees		11,260
Transfer agent fees		10,872
Registration fees		9,365
Custodian fees		7,390
Shareholder reports		7,114
Independent trustees' fees		5,851
Sub-accounting and sub-transfer agent fees		4,795
Proxy fees		200
Interest expense		33
Other expenses	+	1,913
Total expenses		121,984
Expense reduction by adviser	–	82,198
Net expenses	–	39,786
Net investment income		107,586
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $402)		(53,796)
Net realized gains on foreign currency transactions	+	46,069
Net realized losses		(7,727)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($2,201))		323,702
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(88,778)
Net change in unrealized appreciation (depreciation)	+	234,924
Net realized and unrealized gains		227,197
Increase in net assets resulting from operations		$334,783

Laudus Mondrian Funds  |  Semiannual Report
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Laudus Mondrian Global Government Fixed Income Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/16-9/30/16		4/1/15-3/31/16
Net investment income		$107,586	$258,895
Net realized losses		(7,727)	(1,140,876)
Net change in unrealized appreciation (depreciation)	+	234,924	1,323,649
Increase in net assets from operations		334,783	441,668

Transactions in Fund Shares
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,416	$70,045	10,458	$92,078
Shares redeemed	+	(53,367)	(500,235)	(535,829)	(4,648,880)
Net transactions in fund shares		(45,951)	($430,190)	(525,371)	($4,556,802)
Shares Outstanding and Net Assets
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,013,182	$9,278,929	1,538,553	$13,394,063
Total decrease	+	(45,951)	(95,407)	(525,371)	(4,115,134)
End of period		967,231	$9,183,522	1,013,182	$9,278,929
Net investment loss			($592,564)		($700,150)

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Laudus Mondrian Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
LAUDUS TRUST (ORGANIZED APRIL 1, 1988)
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Laudus U.S. Large Cap Growth Fund
Each fund in this report, with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund, which have one share class, offers three share classes: Investor Shares, Select Shares and Institutional Shares.
Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.
Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (NAV), which is the price for all outstanding shares of the funds.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as a receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In 2015, the Laudus International Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund which make distributions from net investment income, if any, quarterly.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2016, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. A fund’s investments in large-cap stocks will reflect the risks associated with the large-cap segment of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the performance of the fund’s investments in large-cap securities will lag these investments.
•   Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Examples of derivatives are options, futures, options on futures, swaps and warrants. The Laudus Mondrian Global Government Fixed Income Fund may use non-deliverable forwards, which are cash-settled contracts on thinly traded or non-convertible foreign currencies.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect a fund’s yield and share price. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for the fund to sell its fixed income securities holdings at a time when the sub-adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of the fund’s fixed income securities holdings. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or if a guarantor or counterparty of a portfolio investment fails to honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater risks than investment-grade securities.
•   Management risk. As with all actively managed funds, a fund is subject to the risk that its sub-adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock or bond selection or a focus on securities in a particular sector or region may cause a fund to underperform its benchmark or other funds with a similar investment objective.
•   Currency risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
either event, the dollar value of an investment in the fund would be adversely affected. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency or the fund’s account. The fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.
•   Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Liquidity risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of a fund to meet redemption requests within the required time period. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust. Mondrian Investment Partners Limited (Mondrian), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.
For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets described as follows:
Laudus Mondrian International Equity Fund	0.75%
Laudus Mondrian Emerging Markets Fund	1.00%
Laudus Mondrian International Government Fixed Income Fund	0.60%
Laudus Mondrian Global Government Fixed Income Fund	0.68%
CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.
CSIM has contractually agreed, until at least July 30, 2018, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund
Investor Shares	1.30%	1.60%
Select Shares	1.05%	1.35%
Institutional Shares	0.90%	1.20%
In addition to the funds listed above, CSIM has contractually agreed, until at least July 30, 2018 to limit the total annual fund operating expenses of the Laudus Mondrian International Government Fixed Income Fund and the Laudus Mondrian Global Government Fixed Income Fund to 0.75% and 0.85%, respectively.
Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2016, the funds did not make any repayments of prior years’ waived amounts.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
As of September 30, 2016, the balance of recoupable waivers and the respective years of expiration are as follows:
Expiration Date	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
March 31, 2017	$82,359	$53,246	$63,797	$149,778
March 31, 2018	160,233	54,879	78,310	160,921
March 31, 2019	58,511*	57,160**	34,973	82,198
Total	$301,103	$165,285	$177,080	$392,897
*	Includes sub-accounting and sub-transfer agent waivers of $32 for Select Shares.
**	Includes sub-accounting and sub-transfer agent waivers of $103 for Investor Shares.
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on liquidity risk. As of September 30, 2016, 1 shareholder of the Laudus Mondrian Global Government Fixed Income Fund owned 21% of the fund’s outstanding shares.
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the Laudus International Equity Fund to the extent the fund is able to successfully recover taxes withheld.

5. Distribution and Shareholder Services:
The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized the Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund to reimburse, out of the Investor and Select Shares assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis. Further, the trustees have authorized the Laudus Mondrian Global Government Fixed Income Fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:
The trust’s Board of Trustees oversees the general conduct of the trust and the funds.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum.

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Laudus Mondrian Funds
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended September 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Laudus Mondrian International Equity Fund	$29,749,619	$5,350,220
Laudus Mondrian Emerging Markets Fund	63,349,586	89,518,422
Laudus Mondrian International Government Fixed Income Fund	84,222,337	42,820,883
Laudus Mondrian Global Government Fixed Income Fund	3,079,285*	3,367,486*
*	Includes purchases and sales/maturities of long-term U.S. Government securities of $1,295,932 and $1,190,151 respectively.

9. Derivatives:
The funds invested in forwards during the report period to hedge part of the funds’ exposure to certain currencies. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended September 30, 2016, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were as follows:
	Forward Foreign Currency Exchange Contract Notional Amount	Net Unrealized Appreciation (Depreciation)
Laudus Mondrian International Equity Fund	$—	$—
Laudus Mondrian Emerging Markets Fund	211,010	3,816
Laudus Mondrian International Government Fixed Income Fund	18,955,602	(8,486)
Laudus Mondrian Global Government Fixed Income Fund	2,538,558	26
The fair value of forwards held by the funds is presented as unrealized appreciation (depreciation) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
Asset Derivatives	Fair Value
Forward Foreign Currency Exchange Contracts[1]	$—	$—	$162,713	$19,096
Liability Derivatives	Fair Value
Forward Foreign Currency Exchange Contracts[2]	$—	$—	$457,756	$19,156
[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

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Laudus Mondrian Funds
Financial Notes, unaudited (continued)

9. Derivatives (continued):
The effects of the forwards held by the funds in the Statement of Operations for the period ended September 30, 2016 were:
	Forward Foreign Currency Exchange Contracts
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
Realized Gains (Losses)[1]	$19,425	$98,511	($42,205)	$75,909
Change in Unrealized Appreciation (Depreciation)[2]	$—	$—	($226,419)	($85,837)
[1]	Statement of Operations location: Net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on foreign currency translations.
The funds’ forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The funds’ forwards which are reported gross in the Statement of Assets and Liabilities, are presented in the tables below. The following tables present the funds’ forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the funds for assets and pledged by the funds for liabilities as of September 30, 2016.
Laudus Mondrian International Government Fixed Income Fund
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
Deutsche Bank AG	$1,936	$—	$—	$1,936
State Street Bank & Trust Co.	160,777	(160,777)	—	—
Total	$162,713	($160,777)	$—	$1,936
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($457,756)	$160,777	$—	($296,979)
Total	($457,756)	$160,777	$—	($296,979)

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Laudus Mondrian Funds
Financial Notes, unaudited (continued)

9. Derivatives (continued):
Laudus Mondrian Global Government Fixed Income Fund
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
Barclays Capital, Inc.	$230	$—	$—	$230
State Street Bank & Trust Co.	18,866	(18,866)	—	—
Total	$19,096	($18,866)	$—	$230
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($19,156)	$18,866	$—	($290)
Total	($19,156)	$18,866	$—	($290)
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

10. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (4/1/16-9/30/16)	Prior Period (4/1/15-3/31/16)
Laudus Mondrian International Equity Fund	$5,422	$1,649
Laudus Mondrian Emerging Markets Fund	50	54,245
Laudus Mondrian International Government Fixed Income Fund	1,577	2,422
Laudus Mondrian Global Government Fixed Income Fund	14	2

11. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
No expiration*	$—	$79,490,786	$—	$62,471
Total	$—	$79,490,786	$—	$62,471
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
The Laudus Mondrian Emerging Markets Fund had an ownership change as a result of a reorganization which subjects the fund to certain annual limitations under Internal Revenue Code Section 382 in regard to the availability of capital loss carryforwards to offset potential future capital gains.
As of March 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the funds did not incur any interest or penalties.

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Laudus Mondrian Funds
Financial Notes, unaudited (continued)

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Laudus Mondrian Funds
Approval of Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (Mondrian) (such investment advisory and subadvisory agreements, collectively, the Agreements) with respect to Laudus Mondrian International Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund (collectively, the Funds). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.
As part of the renewal process and ongoing oversight of the advisory and subadvisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and
5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

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Laudus Mondrian Funds
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Although Laudus Mondrian International Government Fixed Income Fund had performance that lagged that of a relevant peer group for certain (although not all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers and expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Laudus Mondrian Funds
Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Laudus Mondrian Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Laudus Mondrian Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Laudus Mondrian Funds  |  Semiannual Report

Laudus Mondrian Funds
Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
Citigroup Custom Emerging Markets Government Bond Index is an index that measures the performance of the government bonds of those countries designated as Emerging Markets by the International Monetary Fund; excluding the Philippines.
Citigroup Non-U.S. Dollar World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year.
Citigroup World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 23 countries, including the U.S., with a remaining maturity of at least one year.
Custom Composite Index  A custom index developed by CSIM, composed of the Citigroup World Government Bond Index from the inception of Laudus Mondrian Global Government Fixed Income Fund until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward. The Citigroup Custom Emerging Markets Government Bond Index measures the total rate of return performance for the government bonds of 16 emerging markets countries with a remaining maturity of at least one year.
Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
Duration  A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
Weighted Average Duration  A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.
Maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI EAFE® Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Price to earnings ratio is the price of a stock divided by its historical earnings per share.
Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.
Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.
Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
Weighted Average Market Cap  A measure of the size of the companies in which a fund invests, based upon the market value of a fund’s securities each weighted according to its percent of the portfolio.

Laudus Mondrian Funds  |  Semiannual Report

Notes

Laudus Mondrian Funds
Access to a select group of investment managers –
all in one fund family.

Laudus Funds offer investors access to some of the world's leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.
The Laudus Funds™
Laudus U.S. Large Cap Growth
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds™
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Laudus Funds
1-877-824-5615

Printed on recycled paper.
The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

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MFR45085-08
00180237

Semiannual Report  |  September 30, 2016
Laudus U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.
Subadviser
BlackRock Investment Management, LLC

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.
The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the Six Months Ended September 30, 2016
Laudus U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	9.01%
Russell 1000® Growth Index	5.22%
Performance Details	page 7
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s return would have been lower. This return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Please see prospectus for further detail and investor eligibility requirements.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Steady economic activity and low short-term interest rates supported the performance of large-cap growth stocks in recent months, as did low bond yields that prompted many income-driven investors to migrate from fixed-income investments to stocks that can offer healthy dividends. For the reporting period, the Laudus U.S. Large Cap Growth Fund (the fund) returned 9.01%, well ahead of the 5.22% return of its benchmark, the Russell 1000 Growth Index. The fund’s outperformance was largely due to strong stock selection in the Consumer Discretionary, Information Technology (IT), and Industrials sectors.
At Charles Schwab Investment Management, we believe that strong stock selection can position investors to outperform the market during certain times. BlackRock Investment Management, the fund’s subadviser, offers a disciplined approach to investing in U.S. large-cap growth stocks through its focus on companies with business models that have the potential for high returns on invested capital, the ability to convert net income into high free cash flow, and the opportunity to replicate their success globally. In addition, BlackRock seeks out companies with a dominant market position, technological edge, or unique competitive advantage. As of the end of the reporting period, this approach resulted in IT companies representing more than a third of the fund’s holdings. Additionally, on an ongoing basis, BlackRock considers factors that may cause it to adjust its allocations, such as earnings revision trends, expected earnings growth rates, sales acceleration, and positive stock price momentum.
We believe that actively managed funds can complement low-cost index funds in a diversified portfolio. Especially during challenging or otherwise unusual market environments, active managers could add value by offering downside protection, potentially safeguarding more of an investor’s assets. Active managers can also make quick decisions to take advantage of opportunities unavailable to those bound to follow an index. We know that market shifts are inevitable, which is why we believe that there may be a place for actively managed funds in an investor’s diversified portfolio.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.
For index definitions, please see the Glossary.
Charles Schwab Investment Management, Inc., BlackRock Investment Management, LLC, and ALPS Distributors, Inc. are unaffiliated entities.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
From the President (continued)

“ Steady economic activity and low short-term interest rates supported the performance of large-cap growth stocks in recent months, as did low bond yields that prompted many income-driven investors to migrate from fixed income to stocks that can offer healthy dividends.”
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus U.S. Large Cap Growth Fund, please continue reading this report, or you can find further details about the fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
The Investment Environment

Over the six-month reporting period ended September 30, 2016, U.S. equities generated positive returns. The Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%, while improvement in some U.S. economic data boosted consumer sentiment toward the end of the six months. The first half of the reporting period was marked by heightened volatility and uncertainty amid subdued global growth and the United Kingdom’s (U.K.) decision in June to leave the European Union (EU), also known as Brexit. Increased volatility resulted in a flight to quality for many investors, and contributed to the positive performance of many companies in traditionally defensive sectors. As the reporting period continued, however, market volatility subsided and many investors sought higher-yielding assets, benefiting companies in cyclical sectors, such as Industrials and Information Technology. For the six-month reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 6.40%. In U.S. large-cap growth and value stocks, the Russell 1000® Growth Index returned 5.22% while the Russell 1000® Value Index returned 8.22%.
U.S. economic data was inconsistent over the reporting period, though the overall economy showed some signs of stability during the six months. After dropping sharply in May, U.S. nonfarm payrolls exceeded expectations in June and July, and then leveled off in August and September. The Conference Board Consumer Confidence Index® declined in April and measured below expectations in May and June, but rebounded in the second half of the reporting period and in September, reached its highest level since the 2008 recession. Meanwhile, real gross domestic product was in line with forecasts in the second quarter of 2016, and though inflation remained subdued and below the Fed’s goal of 2%, the annual inflation rate trended upwards for the reporting period.
Over the six-month reporting period, steps to normalize interest rates in the U.S. stalled amid uneven economic data and global growth concerns. The Fed left short-term interest rates unchanged at each meeting during the six months, though markets continued to expect one rate hike by the end of 2016. At the last meeting of the reporting period in September, the Fed noted that although the case for a rate increase had strengthened, the committee “…decided, for the time being, to wait for further evidence of continued progress toward its objectives.” The continued low interest rate environment supported the overall performance of U.S. stocks, while the potential for a rate hike later this year also helped many companies in more economically sensitive sectors, such as Information Technology, to generate strong returns.
Meanwhile, many central banks outside the U.S. increased their accommodative monetary policy measures over the reporting period. The People’s Bank of China (PBOC) expanded its lending facilities, and both the Bank of Japan (BOJ) and the European Central Bank (ECB) maintained negative interest rates and increased their bond purchase programs. Following the June Brexit vote, the Bank of England (BoE) announced its plan to take additional measures as required as markets adjusted. Less than two months later in early August, the BoE cut its benchmark rate, resumed quantitative easing, and also increased lending to consumers and companies. However, despite these increased accommodative monetary policy measures, global economic growth remained subdued.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
The Investment Environment (continued)

Toward the middle of the reporting period, the unexpected results of the Brexit vote negatively affected most equity markets in both the U.S. and abroad. Immediately after the outcome of the Brexit referendum was announced, oil prices dropped by almost 5% and global equities sold off sharply, with bank stocks taking some of the largest hits. Additionally, the British pound depreciated by more than 7% versus the U.S. dollar, and volatility increased markedly. Despite the ensuing high levels of uncertainty, Brexit was primarily a political event that was not driven by liquidity or changes in underlying fundamentals, and so many stock markets were able to stabilize in the days and weeks that followed.
From a sector standpoint, most sectors generated positive returns over the reporting period. The top performer in the Russell 1000® Growth Index was the Energy sector, which performed well as oil prices stabilized during the six months. Additionally, in the last week of the reporting period, the Organization of the Petroleum Exporting Countries proposed an agreement to limit output in order to raise oil prices, with details to be formalized at their next meeting in November. This announcement initially boosted oil prices and supported the performance of many energy companies, though skepticism surrounding the deal tempered optimism among many investors and banks. By comparison, the only sector with negative returns in the Russell 1000® Growth Index was the Consumer Staples sector. In the second half of the reporting period, overall market volatility lessened, which weighed on the performance of companies in this traditionally defensive sector.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Performance and Fund Facts as of 09/30/16

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Laudus U.S. Large Cap Growth Fund (10/14/97)[1]	9.01%	11.94%	16.18%	10.24%
Russell 1000® Growth Index	5.22%	13.76%	16.60%	8.85%
Fund Expense Ratio[2]: 0.75%

Fund Characteristics
Number of Securities[3]	50
Weighted Average Market Cap (millions)	$174,646
Price/Earnings Ratio (P/E)	36.90
Price/Book Ratio (P/B)	5.43
Portfolio Turnover (One year trailing)	80%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	10/14/1997 *
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$17.18
Sector Weightings % of Equities
Top Equity Holdings % of Net Assets4

Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of the fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
*	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.
[1]	The Laudus U.S. Large Cap Growth Fund was launched on 7/13/09. The fund was formerly known as UBS U.S. Large Cap Growth Fund. The performance and returns prior to 7/13/09 reflects the returns of UBS U.S. Large Cap Growth Fund, Class Y Shares.
[2]	As stated in the prospectus. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.
[4]	This list is not a recommendation of any security by the investment adviser or subadviser.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2016 and held through September 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 4/1/16	Ending Account Value (Net of Expenses) at 9/30/16	Expenses Paid During Period[2] 4/1/16-9/30/16
Laudus U.S. Large Cap Growth Fund
Actual Return	0.77%	$1,000.00	$1,090.10	$4.03
Hypothetical 5% Return	0.77%	$1,000.00	$1,021.24	$3.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Statements
Financial Highlights
	4/1/16– 9/30/16*	4/1/15– 3/31/16	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12
Per-Share Data
Net asset value at beginning of period	$15.76	$17.22	$18.19	$15.58	$14.83	$13.36
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00) [2]	(0.01)	(0.01)	(0.02)	0.02	(0.02)
Net realized and unrealized gains (losses)	1.42	(0.37)	2.44	3.85	1.01	1.77
Total from investment operations	1.42	(0.38)	2.43	3.83	1.03	1.75
Less distributions:
Distributions from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gains	—	(1.08)	(3.40)	(1.22)	(0.26)	(0.28)
Total distributions	—	(1.08)	(3.40)	(1.22)	(0.28)	(0.28)
Net asset value at end of period	$17.18	$15.76	$17.22	$18.19	$15.58	$14.83
Total return	9.01% [3]	(2.50%)	14.99%	24.81%	7.09%	13.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.77% [4]	0.75%	0.77%	0.78% [5]	0.78%	0.78%
Gross operating expenses	0.77% [4]	0.75%	0.77%	0.78%	0.82%	0.88%
Net investment income (loss)	(0.05%) [4]	(0.04%)	(0.06%)	(0.12%)	0.13%	(0.17%)
Portfolio turnover rate	32% [3]	82%	102%	124%	76%	96%
Net assets, end of period (x 1,000)	$1,946,463	$1,969,169	$2,171,783	$2,122,365	$1,695,291	$1,029,502

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized (except for non-recurring proxy costs).
5
The ratio of net operating expenses would have been 0.77%, if certain non-routine expenses had not been incurred.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings as of September 30, 2016 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 30 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.3%	Common Stock	1,513,297,358	1,913,159,245
1.6%	Other Investment Company	32,134,422	32,134,422
99.9%	Total Investments	1,545,431,780	1,945,293,667
0.1%	Other Assets and Liabilities, Net		1,169,005
100.0%	Net Assets		1,946,462,672

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Capital Goods 3.2%
Acuity Brands, Inc.	86,259	22,824,131
Roper Technologies, Inc.	116,646	21,284,396
TransDigm Group, Inc. *	60,939	17,618,684
		61,727,211

Consumer Durables & Apparel 1.7%
NIKE, Inc., Class B	637,106	33,543,631

Consumer Services 2.4%
Chipotle Mexican Grill, Inc. *	46,781	19,811,754
Domino's Pizza, Inc.	112,499	17,082,973
Starbucks Corp.	188,082	10,182,759
		47,077,486

Diversified Financials 2.2%
Berkshire Hathaway, Inc., Class B *	299,124	43,214,444

Energy 3.9%
Concho Resources, Inc. *	227,220	31,208,667
EOG Resources, Inc.	196,838	19,036,203
Pioneer Natural Resources Co.	139,556	25,908,571
		76,153,441

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	133,432	20,349,714

Food, Beverage & Tobacco 5.6%
Anheuser-Busch InBev N.V. ADR	379,939	49,927,784
Constellation Brands, Inc., Class A	290,676	48,394,647
Mead Johnson Nutrition Co.	131,238	10,369,115
		108,691,546

Health Care Equipment & Services 7.6%
Becton, Dickinson & Co.	191,704	34,454,960
Boston Scientific Corp. *	1,098,885	26,153,463
Intuitive Surgical, Inc. *	8,513	6,170,478
UnitedHealth Group, Inc.	583,376	81,672,640
		148,451,541

Security	Number of Shares	Value ($)
Materials 2.1%
Ecolab, Inc.	128,686	15,663,660
The Sherwin-Williams Co.	92,856	25,689,541
		41,353,201

Media 0.8%
Liberty Global plc, Class A *	447,740	15,303,753

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
Alexion Pharmaceuticals, Inc. *	514,925	63,098,909
AstraZeneca plc ADR	665,365	21,863,894
Biogen, Inc. *	63,389	19,842,659
Illumina, Inc. *	245,994	44,687,270
Regeneron Pharmaceuticals, Inc. *	130,308	52,386,422
Vertex Pharmaceuticals, Inc. *	225,860	19,697,251
		221,576,405

Real Estate 0.8%
Crown Castle International Corp.	173,765	16,370,401

Retailing 15.4%
Amazon.com, Inc. *	171,447	143,554,288
Netflix, Inc. *	495,148	48,796,835
The Home Depot, Inc.	351,886	45,280,690
The Priceline Group, Inc. *	33,453	49,225,755
TripAdvisor, Inc. *	214,594	13,558,049
		300,415,617

Semiconductors & Semiconductor Equipment 2.4%
ASML Holding N.V. — Reg’d	190,773	20,904,905
Broadcom Ltd.	146,321	25,243,299
		46,148,204

Software & Services 33.7%
Activision Blizzard, Inc.	1,065,238	47,190,044
Alphabet, Inc., Class A *	188,404	151,488,120
Facebook, Inc., Class A *	800,734	102,710,150
Fiserv, Inc. *	141,936	14,118,374
FleetCor Technologies, Inc. *	263,337	45,749,537
Global Payments, Inc.	399,306	30,650,729
Microsoft Corp.	1,109,098	63,884,045
salesforce.com, Inc. *	414,246	29,548,167
Tencent Holdings Ltd.	2,163,300	60,144,097
Vantiv, Inc., Class A *	303,571	17,081,940
Visa, Inc., Class A	1,121,456	92,744,411
		655,309,614

Technology Hardware & Equipment 0.9%
Apple, Inc.	161,721	18,282,559

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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings as of September 30, 2016 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 1.5%
SBA Communications Corp., Class A *	257,144	28,841,271

Transportation 1.6%
Norfolk Southern Corp.	312,685	30,349,206
Total Common Stock
(Cost $1,513,297,358)		1,913,159,245

Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	32,134,422	32,134,422
Total Other Investment Company
(Cost $32,134,422)		32,134,422

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $1,552,098,598 and the unrealized appreciation and depreciation were $402,004,685 and ($8,809,616), respectively, with a net unrealized appreciation of $393,195,069.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,257,849,631	$—	$—	$1,257,849,631
Software & Services	595,165,517	60,144,097	—	655,309,614
Other Investment Company[1]	32,134,422	—	—	32,134,422
Total	$1,885,149,570	$60,144,097	$—	$1,945,293,667
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
11
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Statement of Assets and Liabilities

As of September 30, 2016; unaudited
Assets
Investments, at value (cost $1,545,431,780)		$1,945,293,667
Cash		1,435,721
Receivables:
Investments sold		16,335,279
Fund shares sold		1,158,609
Dividends		208,965
Prepaid expenses	+	58,490
Total assets		1,964,490,731
Liabilities
Payables:
Investments bought		12,979,434
Fund shares redeemed		3,547,734
Investment adviser fees		1,004,103
Independent trustees' fees		457
Accrued expenses	+	496,331
Total liabilities		18,028,059
Net Assets
Total assets		1,964,490,731
Total liabilities	–	18,028,059
Net assets		$1,946,462,672
Net Assets by Source
Capital received from investors		1,516,426,217
Net investment loss		(706,000)
Net realized capital gains		30,880,568
Net unrealized capital appreciation		399,861,887

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,946,462,672		113,277,816		$17.18

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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Statement of Operations

For the period April 1, 2016 through September 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $174,548)		$6,881,748
Expenses
Investment adviser fees		6,126,392
Sub-accounting and sub-transfer agent fees		903,666
Transfer agent fees		118,725
Shareholder reports		52,410
Registration fees		42,797
Accounting and administration fees		42,752
Custodian fees		36,467
Independent trustees' fees		27,656
Professional fees		26,423
Interest expense		3,665
Proxy fees		1,051
Other expenses	+	19,546
Total expenses	–	7,401,550
Net investment loss		(519,802)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		41,183,516
Net realized gains on foreign currency transactions	+	1,537
Net realized gains		41,185,053
Net change in unrealized appreciation (depreciation) on investments		125,839,699
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(678)
Net change in unrealized appreciation (depreciation)	+	125,839,021
Net realized and unrealized gains		167,024,074
Increase in net assets resulting from operations		$166,504,272
13
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/16-9/30/16		4/1/15-3/31/16
Net investment loss		($519,802)	($832,463)
Net realized gains		41,185,053	35,121,575
Net change in unrealized appreciation (depreciation)	+	125,839,021	(85,429,573)
Increase (decrease) in net assets from operations		166,504,272	(51,140,461)
Distributions to Shareholders
Distributions from net realized gains		$—	($135,764,007)

Transactions in Fund Shares
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,184,611	$117,861,222	28,513,967	$480,079,820
Shares reinvested		—	—	8,112,711	134,103,107
Shares redeemed	+	(18,837,361)	(307,071,338)	(37,818,691)	(629,893,215)
Net transactions in fund shares		(11,652,750)	($189,210,116)	(1,192,013)	($15,710,288)
Shares Outstanding and Net Assets
		4/1/16-9/30/16		4/1/15-3/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		124,930,566	$1,969,168,516	126,122,579	$2,171,783,272
Total decrease	+	(11,652,750)	(22,705,844)	(1,192,013)	(202,614,756)
End of period		113,277,816	$1,946,462,672	124,930,566	$1,969,168,516
Net investment loss			($706,000)		($186,198)
14
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report
See financial notes

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Laudus U.S. Large Cap Growth Fund is a series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
LAUDUS TRUST (ORGANIZED APRIL 1, 1988)
Laudus U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
The Laudus U.S. Large Cap Growth Fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund invests in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2016 are disclosed in the Portfolio Holdings.
16
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
17
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2016, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
•   Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid-or small-cap stocks, for instance—the performance of the fund’s investments in large-cap securities will lag these investments.
•   Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
•   Management risk. As an actively managed mutual fund, the fund is subject to the risk that its subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
•   Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including
18
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Liquidity risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust. BlackRock Investment Management, LLC (BlackRock), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:
Average daily net assets
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
For the period ended September 30, 2016, the aggregate net advisory fee paid to CSIM was 0.63% for the fund, as a percentage of the fund’s average daily net assets.
CSIM (not the fund) pays a portion of the management fees it receives to BlackRock in return for its services.
CSIM has contractually agreed, until at least July 30, 2018, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.77%.

5. Shareholders Services:
The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:
The trust’s Board oversees the general conduct of the trust and the fund.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.
19
Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended September 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$617,496,142	$838,807,120

9. Redemption Fee:
The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
Current Period (4/1/16-9/30/16)	Prior Period (4/1/15-3/31/16)
$9,342	$42,063

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2016, the fund had no capital loss carryforwards.
As of March 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the fund did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Laudus U.S. Large Cap Growth Fund
Approval of Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM), and the subadvisory agreement between CSIM and BlackRock Investment Management LLC (BlackRock) (such investment advisory and sub-advisory agreements, collectively, the Agreements) with respect to Laudus U.S. Large Cap Growth Fund (the Fund). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and BlackRock, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and BlackRock, as appropriate.
As part of the renewal process and ongoing oversight of the advisory and subadvisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to BlackRock seeking certain relevant information. The responses by CSIM and BlackRock are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and BlackRock, dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of BlackRock; and
5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by BlackRock to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and BlackRock to the Fund and the resources of CSIM and its affiliates and the resources of BlackRock dedicated to the Fund supported renewal of the Agreements.

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Laudus U.S. Large Cap Growth Fund
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and BlackRock to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to BlackRock, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the
Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM and BlackRock from their relationship with the Fund, such as whether, by virtue of their management of the Fund, CSIM or BlackRock obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and BlackRock, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and BlackRock and their respective affiliates. With respect to the profitability of BlackRock, the Board also considered that BlackRock is compensated by CSIM and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and BlackRock is reasonable and supported renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Laudus U.S. Large Cap Growth Fund
Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Laudus U.S. Large Cap Growth Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Laudus U.S. Large Cap Growth Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Laudus U.S. Large Cap Growth Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Laudus U.S. Large Cap Growth Fund
Glossary

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
Price to earnings ratio is the price of a stock divided by its historical earnings per share.
Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.
Russell 1000 Growth Index is an index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 2000 Index is an index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.
Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
Weighted Average Market Cap  A measure of the size of the companies in which a fund invests, based upon the market value of a fund’s securities each weighted according to its percent of the portfolio.

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Laudus U.S. Large Cap Growth Fund  |  Semiannual Report

Laudus U.S. Large Cap Growth Fund
Access to a select group of investment managers –
all in one fund family.

Laudus Funds offer investors access to some of the world's leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.
The Laudus Funds™
Laudus U.S. Large Cap Growth
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds™
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Laudus Funds
1-877-824-5615

Printed on recycled paper.
The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

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MFR51736-07
00180234

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 8, 2016